Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Statement of Stockholders' Equity [Abstract]
Ordinary shares and warrants, net of issuance costs		$ 3,200
Exercise of warrants, net of issuance costs	$ 17,000	$ 51,000